General (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Reverse stock split ratio	0.125
Entity incorporation, date of incorporation	Aug. 23, 1994
Number of hotels company having interests in	66
Supertel Limited Partnership [Member] | Supertel Hospitality REIT Trust [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
Solomons Beacon Inn Limited Parternship [Member] | Supertel Hospitality, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
Solomons Beacon Inn Limited Parternship [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-Hotels, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-Hotels, LLC [Member] | SPPR Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
SPPR-South Bend, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR-BMI, LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-BMI, LLC [Member] | SPPR-BMI Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
SPPR-Dowell LLC [Member] | Supertel Limited Partnership [Member]
Related Party Transaction [Line Items]
Holding interest	99.00%
SPPR-Dowell LLC [Member] | SPPR-Dowell Holdings, Inc [Member]
Related Party Transaction [Line Items]
Holding interest	1.00%
Supertel Hospitality Management, Inc [Member] | Supertel Hospitality, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR-BMI Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
SPPR-Dowell Holdings, Inc [Member]
Related Party Transaction [Line Items]
Holding interest	100.00%
TRS Leasing, Inc [Member]
Related Party Transaction [Line Items]
Number of properties held by related parties	51
Number of leased hotels owned	76
SPPR-Hotels, SPPR-South Bend, SPPR-BMI, SPPR-Dowell, LLC [Member]
Related Party Transaction [Line Items]
Number of properties held by related parties	10
Hospitality Management Advisors, Inc. [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	20
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
Strand Development Company LLC [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	13
Number of extended-stay hotels managed by related parties	7
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
Kinseth Hotel Corporation [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	33
Number of operating states of hotels managed by related parties	8
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
Cherry Cove Hospitality Management, LLC [Member]
Related Party Transaction [Line Items]
Base management fee received on gross hotel revenues by managing related parties, percentage	3.50%
Management fee received on hotel net operating income by managing related parties, percentage	2.25%
HLC Hotels Inc [Member]
Related Party Transaction [Line Items]
Number of hotels managed by related parties	2
Base management fee received on gross hotel revenues by managing related parties, percentage	5.00%
Annual incentive fee	10.00%
Average annual net operating income in excess of investments in hotels, percentage	10.50%
Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, annual dividend rate	6.25%	6.25%